Trade and Other Payables (Details) - Schedule of trade and other payables - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule of trade and other payables [Abstract]
Trade payables	S/ 84,894	S/ 68,066
Dividends payable, note 17(g)	52,523	19,331
Remuneration payable	18,007	15,605
Interest payable	24,809	10,390
Taxes and contributions	12,047	8,715
Board of Directors’ fees	5,917	6,167
Hedge finance cost payable	5,922	6,033
Guarantee deposits	5,799	4,332
Advances from customers	11,775	5,536
Account payable to the principal and affiliates, note 26	1,772	209
Accounts payable related to the acquisition of property, plant and equipment, note 10(f)	8,698	4,627
Other accounts payable	5,136	5,554
Trade and other payables	S/ 237,299	S/ 154,565